Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Wahed Dow Jones Islamic World ETF
Shareholder Report [Line Items]
Fund Name	Wahed Dow Jones Islamic World ETF
Class Name	Wahed Dow Jones Islamic World ETF
Trading Symbol	UMMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/umma
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/umma for more recent performance information.
Net Assets	$ 117,865,243
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$117,865,243
Number of Holdings	96
Portfolio Turnover	12%
30-Day SEC Yield	1.04%

Holdings [Text Block]

Top Sectors	(%)
Technology	35.7%
Health Care	20.1%
Industrials	15.8%
Consumer Discretionary	7.9%
Materials	7.5%
Consumer Staples	6.6%
Energy	2.4%
Communications	2.1%
Financials	0.6%
Cash & Other	1.3%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Shopify, Inc.	6.2%
Novo Nordisk AS - Class B	4.2%
Infineon Technologies AG	3.5%
ASML Holding NV	3.5%
SAP SE	3.0%
Nestle SA	2.8%
AstraZeneca PLC	2.6%
Novartis AG	2.6%
Roche Holding AG	2.5%

Material Fund Change [Text Block]
Changes to Fund’s Principal Risks:
Due to the removal of discretionary ESG screening, the fund removed the principal risk labeled “Environmental, Social & Governance Risk”. Due to the change in its age and maturity, the fund removed the principal risk labeled “Limited Operating History Risk”.
Changes to the Fund’s Principal Investment Strategy:
The fund (UMMA) changed an aspect of its Principal Investment Strategy by removing ESG considerations and screening from its discretionary investment decisions in the fund. This resulted in the removal of any reference to “ESG Screens” and related language in the disclosure.

Updated Prospectus Web Address	https://www.wahed.com/umma
Wahed FTSE USA Shariah ETF
Shareholder Report [Line Items]
Fund Name	Wahed FTSE USA Shariah ETF
Class Name	Wahed FTSE USA Shariah ETF
Trading Symbol	HLAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2024, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/hlal
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/hlal for more recent performance information.
Net Assets	$ 570,522,686
Holdings Count | $ / shares	202
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$570,522,686
Number of Holdings	202
Portfolio Turnover	4%
30-Day SEC Yield	0.60%

Holdings [Text Block]

Top Sectors	(%)
Technology	56.0%
Health Care	11.4%
Consumer Discretionary	8.6%
Industrials	7.8%
Energy	6.1%
Consumer Staples	4.8%
Basic Materials	2.4%
Telecommunications	1.1%
Real Estate	1.1%
Cash & Other	0.7%

Top 10 Issuers	(%)
Apple, Inc.	15.2%
Microsoft Corp.	13.9%
Alphabet, Inc.	8.1%
Meta Platforms, Inc.	5.5%
Tesla, Inc.	4.2%
Exxon Mobil Corp.	2.3%
Procter & Gamble Co.	1.9%
Johnson & Johnson	1.6%
Salesforce, Inc.	1.4%
Chevron Corp.	1.2%

Updated Prospectus Web Address	https://www.wahed.com/hlal